Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail)	12 Months Ended
	Oct. 31, 2018 yr	Oct. 31, 2017 yr	Oct. 31, 2016 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.10%	4.30%	5.50%
Risk-free rate of return	2.10%
Expected period until exercise (in years)	10
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	17.00%	18.40%	19.80%
Risk-free rate of return		1.70%	1.30%
Expected period until exercise (in years)	6.5	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	17.30%	18.80%	20.00%
Risk-free rate of return		1.80%	1.40%
Expected period until exercise (in years)	7.0	7.0	7.0